GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 272	$ 271
Additions	16	4
Disposals	(16)
Amortization and impairment losses	(17)	(3)
Intangible assets, ending balance	255	272
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	425
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	170
Water rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	87	87
Additions	0	0
Disposals	(16)
Amortization and impairment losses	0	0
Intangible assets, ending balance	71	87
Water rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	71
Water rights | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	0
Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	11	12
Additions	0	0
Disposals	0
Amortization and impairment losses	(2)	(1)
Intangible assets, ending balance	9	11
Technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	17
Technology | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	8
Supply contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	14	16
Additions	0	0
Disposals	0
Amortization and impairment losses	(3)	(2)
Intangible assets, ending balance	11	14
Supply contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	39
Supply contracts | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	28
Exploration potential
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	160	156
Additions	16	4
Disposals	0
Amortization and impairment losses	(12)	0
Intangible assets, ending balance	164	$ 160
Exploration potential | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	298
Exploration potential | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	$ 134